UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2016 (Unaudited)

Common Stocks - 96.9%	Shares		Value ($)
Brazil - 8.4%
AES Tiete Energia	75,600		390,970
Banco do Brasil	183,700		1,320,351
BRF, ADR	20,366		340,723
Cia Hering	151,200		835,318
Duratex	213,071		573,389
Embraer, ADR	56,026		986,618
Fibria Celulose	54,600		372,150
Fibria Celulose, ADR	126,387		867,015
Gerdau, ADR	347,382		958,774
JBS	413,800		1,601,790
Magnesita Refratarios	98,380	[a]	502,380
Petroleo Brasileiro, ADR	129,040	[a]	1,179,426
Telefonica Brasil, ADR	49,209		735,182
Vale, ADR	54,847		244,069
			10,908,155
Chile - 2.3%
Cencosud	260,788		766,240
Empresa Nacional de Telecomunicaciones	154,595	[a]	1,458,068
Itau CorpBanca	96,391,275		825,711
			3,050,019
China - 20.5%
Air China, Cl. H	1,112,000		822,796
Anhui Conch Cement, Cl. H	611,000		1,717,011
CAR	823,000	[a]	779,763
China Communications Services, Cl. H	2,990,000		1,757,565
China Construction Bank, Cl. H	4,923,399		3,681,022
China Life Insurance, Cl. H	681,000		1,627,542
China Railway Construction, Cl. H	399,500		488,718
China Shenhua Energy, Cl. H	444,500		798,748
China ZhengTong Auto Services Holdings	1,102,500		383,723
CNOOC	817,000		1,003,669
Dongfeng Motor Group, Cl. H	778,000		831,399
ENN Energy Holdings	120,000		672,119
Haitong Securities, Cl. H	528,000		918,847
Industrial & Commercial Bank of China, Cl. H	6,369,090		4,047,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.9% (continued)	Shares		Value ($)
China - 20.5% (continued)
Lianhua Supermarket Holdings, Cl. H	2,232,000	[a]	969,615
Parkson Retail Group	9,174,452		768,721
Ping An Insurance Group Company of China, Cl. H	254,500		1,317,191
Shanghai Pharmaceuticals Holding, Cl. H	193,000		529,922
Sinotrans, Cl. H	1,718,000		850,413
Weichai Power, Cl. H	1,188,000		1,499,252
Zhejiang Expressway, Cl. H	970,000		1,081,591
			26,547,247
Hong Kong - 10.0%
Brilliance China Automotive Holdings	912,000		1,042,783
China Mobile	267,500		3,303,427
China Resources Cement Holdings	1,222,000		478,873
China Resources Power Holdings	955,989		1,651,327
COSCO SHIPPING Ports	2,503,228		2,710,536
Galaxy Entertainment Group	144,000		468,705
Haier Electronics Group	434,000		726,173
Lee & Man Paper Manufacturing	388,000		313,099
Shanghai Industrial Holdings	858,000		2,234,159
			12,929,082
Hungary - .6%
Richter Gedeon	35,431		726,834
India - 10.4%
Bank of India	676,251	[a]	1,183,969
Bharat Heavy Electricals	157,531		327,200
Chennai Super Kings Cricket	5,440,206	[a,b]	0
Glenmark Pharmaceuticals	30,458		382,533
ICICI Bank	287,433		1,107,327
India Cements	636,145		1,422,943
NMDC	339,461		547,436
NTPC	509,811		1,212,295
Punjab National Bank	525,813	[a]	1,001,455
Reliance Industries	148,233		2,346,229
Rolta India	78,581		75,859
State Bank of India	551,677		2,080,013
Steel Authority of India	779,254	[a]	560,849
Tech Mahindra	179,762		1,258,361
			13,506,469
Indonesia - 1.6%
Astra Agro Lestari	609,466	[a]	753,505
Astra International	1,089,000		669,080

Common Stocks - 96.9% (continued)	Shares		Value ($)
Indonesia - 1.6% (continued)
Bank CIMB Niaga	176,062	[a]	11,083
Indocement Tunggal Prakarsa	507,400		677,043
			2,110,711
Malaysia - 1.0%
CIMB Group Holdings	1,125,032		1,331,563
Mexico - 2.8%
Alpek	245,540		424,060
Controladora Vuela Cia de Aviacion, ADR	37,080	[a]	659,653
Grupo Financiero Santander Mexico, Cl. B, ADR	95,432		913,284
Mexichem	371,400		857,868
Nemak	693,400	[c]	785,330
			3,640,195
Philippines - .4%
Metropolitan Bank & Trust	300,840		539,117
Poland - 2.0%
Powszechna Kasa Oszczednosci Bank Polski	206,484	[a]	1,403,733
Powszechny Zaklad Ubezpieczen	175,694		1,242,964
			2,646,697
Russia - 3.7%
Gazprom, ADR	241,454		976,681
Lukoil, ADR	23,058		1,034,151
Magnit	6,535	[b]	1,027,198
MegaFon, GDR	66,325		673,199
MegaFon, GDR	23,488	[b,c]	240,865
Sberbank of Russia, ADR	93,934		861,375
			4,813,469
South Africa - 3.7%
Barclays Africa Group	106,992		1,083,601
Imperial Holdings	72,631		779,170
Nampak	525,226		676,985
Pioneer Foods Group	21,734		251,311
Sasol	24,152		608,088
Shoprite Holdings	23,254		298,148
The Foschini Group	123,508		1,098,064
			4,795,367
South Korea - 17.9%
Com2uS	7,854	[a]	726,935
E-MART	12,346		1,743,942
Hankook Tire	16,904		845,958
Hyundai Marine & Fire Insurance	31,496		954,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.9% (continued)	Shares		Value ($)
South Korea - 17.9% (continued)
Hyundai Mobis	4,540		1,060,691
KB Financial Group	42,962		1,498,854
KCC	1,997		738,800
Kia Motors	36,682		1,380,099
Korea Electric Power	7,779		404,648
Korea Investment Holdings	16,042		576,937
KT	14,057		398,387
KT, ADR	49,747		772,571
LG	11,585		684,710
LG Chem	4,031		977,924
LG Display	29,947		807,092
POSCO	5,582		1,156,450
Samsung Electronics	4,255		6,182,152
Shinhan Financial Group	30,123		1,107,662
SK Hynix	35,352		1,155,678
			23,174,257
Taiwan - 7.1%
Advanced Semiconductor Engineering	964,840		1,185,886
Casetek Holdings	194,000		681,710
Hon Hai Precision Industry	417,340		1,157,433
MediaTek	108,000		849,214
Quanta Computer	370,000		684,483
Shin Kong Financial Holding	3,515,713	[a]	771,162
Simplo Technology	182,000		599,392
Taiwan Semiconductor Manufacturing	466,638		2,588,307
Yuanta Financial Holding	2,131,000		755,543
			9,273,130
Thailand - 2.0%
Bangkok Bank	380,760		1,864,449
Thai Oil	336,300		687,358
			2,551,807
Turkey - 1.7%
Cola-Cola Icecek	36,713		458,812
Enka Insaat ve Sanayi	349,972		517,127
Turkiye Halk Bankasi	401,447		1,205,379
			2,181,318
United Arab Emirates - .6%
Emaar Properties	408,211		789,061

Common Stocks - 96.9% (continued)	Shares		Value ($)
United States - .2%
iShares MSCI Emerging Markets ETF	8,460		309,044
Total Common Stocks (cost $109,880,773)			125,823,542
Preferred Stocks - 2.2%	Shares		Value ($)
Brazil - 2.2%
Banco do Estado do Rio Grande do Sul, Cl. B	277,900		929,431
Itausa - Investimentos Itau	177,504		472,728
Marcopolo	550,900	[a]	549,330
Randon Implementos e Participacoes	663,701	[a]	926,945
(cost $1,893,838)			2,878,434
	Number of
Rights - .0%	Rights		Value ($)
Brazil - .0%
AES Tiete Energia
(cost $2,411)	2,423	[a]	3,099
Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $588,836)	588,836	[d]	588,836
Total Investments (cost $112,365,858)	99.6%		129,293,911
Cash and Receivables (Net)	.4%		520,357
Net Assets	100.0%		129,814,268

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At August 31, 2016, the value of these securities amounted to $1,268,063 or .98% of net assets.

[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $1,026,195 or .79% of net assets.

[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financials	29.1
Information Technology	13.8
Industrials	11.5
Materials	10.3
Consumer Discretionary	9.7
Telecommunication Services	7.2
Energy	6.6
Consumer Staples	6.3
Utilities	3.3
Health Care	1.3
Money Market Investment	.5
99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	124,246,435	1,268,063	††	0	125,514,498
Equity Securities - Foreign
Preferred Stocks†	2,878,434	-		-	2,878,434
Exchange-Traded Funds	309,044	-		-	309,044
Mutual Funds	588,836	-		-	588,836
Rights†	3,099	-		-	3,099
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	1		-	1
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(303)		-	(303)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 5/31/2016	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2016	0
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2016	-

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at August 31, 2016.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost		Appreciation
Contracts	Amounts	($)	Value ($) (Depreciation)($)
Purchases:
Barclays Bank
South African
Rand,
Expiring
9/2/2016	1,693,296	115,478	115,175	(303)
Sales:
Citigroup
Hong Kong Dollar
Expiring
9/1/2016	728,755	93,942	93,941	1
Gross Unrealized Appreciation				1
Gross Unrealized Depreciation				(303)

At August 31, 2016, accumulated net unrealized appreciation on investments was $16,928,053, consisting of $24,998,439 gross unrealized appreciation and $8,070,386 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)